Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Unrecognized Tax Benefits [Line Items]
Balance	$ 301	$ 295	$ 123
Additions based on tax positions related to the current year	11	20	153
Additions for tax positions of prior years	6	34	33
Reductions for tax positions of prior years	(4)	(34)	(5)
Reductions for tax positions due to lapse of statute	(1)	(1)	(1)
Settlements	(36)	(16)	(21)
Foreign currency translation		3	13
Foreign currency translation	(9)
Balance	$ 268	$ 301	$ 295